Apr. 22, 2025
ERShares Entrepreneurs ETF
Performance

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return for each full calendar year since the Fund’s inception, and by showing how its average annual returns compare over time with those of a broad measure of market performance and a supplemental measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. The Fund changed its principal investment strategies on April 1, 2021. Performance prior to that date reflects the Fund’s prior principal investment strategies.

Updated performance information is available on the Fund’s website at https://entrepreneurshares.com/.

During the period shown in the bar chart, the highest return for a quarter was 24.93% (quarter ended June 30, 2020), and the lowest return for a quarter was (24.48)% (quarter ended June 30, 2022). The Fund’s year-to-date return as of March 31, 2025 was -11.50%.

Average Annual Total Return Table (for the periods ended December 31, 2024)
Average Annual Total Returns - ERShares Entrepreneurs ETF		Label	1 Year	5 Years	Since Inception	Inception Date
ERShares Entrepreneurs ETF		Returns before taxes	33.33%	10.35%	10.87%	Nov. 06, 2017
ERShares Entrepreneurs ETF | After Taxes on Distributions	[1]		33.33%	7.26%	8.48%
ERShares Entrepreneurs ETF | After Taxes on Distributions and Sales	[1]		19.73%	7.18%	7.93%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	[2]		33.36%	18.96%	18.17%
EntrepreneurShares 30 Total Return Index (reflects no deduction for fees, expenses or taxes)	[3]		49.58%	18.88%	17.10%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
[2]	The Russell 1000 Growth Index is an unmanaged index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with the higher price-to-book ratios and higher forecasted growth values. An investor cannot invest directly in the index.
[3]	The EntrepreneurShares 30 Total Return Index (ER30TR Index) is designed to measure the performance of U.S. common stocks of companies that exhibit a relatively high entrepreneurial profile. As the name suggests, the ER30TR Index is composed of the common stock of 30 U.S. companies. Additionally, the ER30TR Index treats as U.S. companies, foreign issuers with shares that trade in the U.S. as American Depositary Receipts (“ADRs”). The ER30TR Index constituent common stocks are from issuers that: (i) exceed a market capitalization minimum and (ii) have passed all six filters based on entrepreneurial criteria. The ER30TR Index was developed by, and is maintained by, EntrepreneurShares, LLC, (an affiliate of the Fund’s investment advisor).

ERShares Private-Public Crossover ETF

(XOVR)

(the “Fund”)

Supplement dated April 23, 2025, to the Prospectus dated October 28, 2024.

______________________________________________________________________________

The sections describing the principal investment risks of the Fund are supplemented as follows.

Summary Prospectus

  Privately-Offered Securities Risk: Privately-offered securities are not exchange-traded and are subject to liquidity risk, may be difficult to value, may be difficult to sell because of regulatory restrictions on resale, provide fewer financial disclosures than publicly-offered or exchange-traded securities, and may be subject to significant brokerage commissions. To the extent the Fund acquires privately-offered securities through a privately-offered special purpose vehicle (“SPV”), the Fund may also be subject to management and performance fees of the SPV.

Statutory Prospectus

  Privately-Offered Securities Risk: Privately-offered securities include those which are issued without registration under the Securities Act of 1933 (the “1933 Act”), pursuant to Rule 144A or Regulation S under the 1933 Act, or Section 4(a)(2) of the 1933 Act. Privately-offered securities are not exchange-traded and are subject to liquidity risk, may be difficult to value, may be difficult to sell because of regulatory restrictions on resale, provide fewer financial disclosures than publicly-offered or exchange-traded securities, and may be subject to significant brokerage commissions. Limitations on resale may prevent the Fund from disposing of these securities at prices that reflect fair value. To the extent the Fund acquires privately-offered securities through a privately-offered special purpose vehicle (“SPV”), the Fund may also be subject to management and performance fees of the SPV. SPVs are not registered under the Investment Company Act of 1940 (the “1940 Act”) and therefore, an investor, such as the Fund does not benefit from the regulatory protections of the 1940 Act.

The contents of the section entitled “Performance” are deleted in their entirety and replaced with the following.

Performance

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return for each full calendar year since the Fund’s inception, and by showing how its average annual returns compare over time with those of a broad measure of market performance and a supplemental measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. The Fund changed its principal investment strategies on April 1, 2021. Performance prior to that date reflects the Fund’s prior principal investment strategies.

Updated performance information is available on the Fund’s website at https://entrepreneurshares.com/.

During the period shown in the bar chart, the highest return for a quarter was 24.93% (quarter ended June 30, 2020), and the lowest return for a quarter was (24.48)% (quarter ended June 30, 2022). The Fund’s year-to-date return as of March 31, 2025 was -11.50%.

Average Annual Total Return Table

(for the periods ended December 31, 2024)

	1 Year	5 Years	Since Inception (11/6/17)
The Crossover ETF
Returns before taxes	33.33%	10.35%	10.87%
Returns after taxes on distributions(1)	33.33%	7.26%	8.48%
Returns after taxes on distributions and sale of Fund shares(1)	19.73%	7.18%	7.93%
Russell 1000 Growth Index(2)	33.36%	18.96%	18.17%
(reflects no deduction for fees, expenses or taxes)
EntrepreneurShares 30 Total Return Index(3)	49.58%	18.88%	17.10%
(reflects no deduction for fees, expenses or taxes)
(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
(2)	The Russell 1000 Growth Index is an unmanaged index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with the higher price-to-book ratios and higher forecasted growth values. An investor cannot invest directly in the index.
(3)	The EntrepreneurShares 30 Total Return Index (ER30TR Index) is designed to measure the performance of U.S. common stocks of companies that exhibit a relatively high entrepreneurial profile. As the name suggests, the ER30TR Index is composed of the common stock of 30 U.S. companies. Additionally, the ER30TR Index treats as U.S. companies, foreign issuers with shares that trade in the U.S. as American Depositary Receipts (“ADRs”). The ER30TR Index constituent common stocks are from issuers that: (i) exceed a market capitalization minimum and (ii) have passed all six filters based on entrepreneurial criteria. The ER30TR Index was developed by, and is maintained by, EntrepreneurShares, LLC, (an affiliate of the Fund’s investment advisor).

The section entitled “MANAGEMENT” is supplemented with the following.

EntrepreneurShares 30 Total Return Index (“Index”).

The Index is designed to measure the performance of U.S. common stocks of companies that exhibit a relatively high entrepreneurial profile. As the name suggests, the Index is composed of the common stock of 30 U.S. companies. Additionally, the Index treats as U.S. companies, foreign issuers with shares that trade in the U.S. as American Depositary Receipts (“ADRs”). The Index constituent common stocks are from issuers that: (i) exceed a market capitalization minimum and (ii) have passed all six filters based on entrepreneurial criteria. The Index was developed by, and is maintained by, EntrepreneurShares, LLC, and is licensed exclusively to the Fund for use as an investment strategy.

The Index is constructed using a rules-based methodology by applying two screens on common stocks.

First, the Index selects common stocks from a pool of companies whose securities trade on the NASDAQ, the New York Stock Exchange or another major exchange in the U.S. and have a market capitalization that exceeds $1,000,000,000 U.S. dollars (the “Index Universe”).

Second, the Index screens companies from the Index Universe using six factors. The six factors, which are sometimes referred to as the entrepreneurial standards, are:

(1)	Management – which requires that set factors regarding a company’s management must be met for a company to be included in the Index, including, among other things, that the turnover among the top five executives within a company as compared to other companies in the Index Universe must be met for the company to be included.
(2)	Compensation – which requires that set factors such as annual compensation, salary, bonus, stock options and other compensation criteria be met for a company to be included in the Index, including, among other things, that the executive compensation among the top five executives of a company relative to comparable executives in similar companies in the Index Universe must be met for the company to be included.
(3)	Revenue – which requires that a company meet predetermined criteria regarding revenue over a static threshold to be included in the Index, including, among other things, that the amount and growth of revenue of a company as compared to predetermined benchmarks must be met for the company to be included.
(4)	Ownership – which requires that a company meet predetermined criteria regarding ownership among all key investors and stakeholders to be included in the Index, including, among other things, that the absolute and relative ownership levels of the top ten stakeholders of a company as compared to predetermined benchmarks must be met for the company to be included.
(5)	Profitability – which requires that a company meet predetermined criteria regarding net income over a static threshold to be included in the Index, including, among other things, that the net income of a company as compared to predetermined benchmarks must be met for the company to be included.
(6)	Company Statistics – which requires that a company meet predetermined criteria regarding the corporate structure, and other company statistics, to be included in the Index, including, among other things, that a company must have certain set characteristics within its corporate structure, as compared to other companies in Index Universe, to be included in the Index. Companies are not eligible to enter the Index until one year after their initial public offering or spin-off.

The Index methodology ranks all companies that have passed both screens by market capitalization. The largest 30 companies by market capitalization are selected, and their common stocks are equally weighted to create the 30 constituents of the Index. The Index is rebalanced and reconstituted on a quarterly basis (following the close of trading on the second Friday in March, June, September and December). The calculation agent calculates and publishes the Index constituents and returns of the Index daily, accounting for corporate events such as mergers and stock splits. The Index’s returns represent price appreciation and assumes reinvestment of dividends. The Index uses primary market prices based in U.S. dollars. The Index may concentrate (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries.

PERFORMANCE OF ENTREPRENEURSHARES 30 TOTAL RETURN INDEX

The Index is maintained by EntrepreneurShares, LLC and represents the 30 largest publicly traded, market capitalized companies that meet the key entrepreneurial standards set forth by the Index. The methodology for constituting the Index was created by the Fund’s portfolio manager, Dr. Joel M. Shulman. Set forth below is the performance of the Index (applying selection over the periods using the Index methodology). The index launch date is November 8, 2017. All information for the Index prior to its launch late is hypothetical so-called back-tested, not actual performance, based on the index methodology in effect on the launch late. The so-called back-tested performance reflects application of an index methodology and selection of index constituents with the benefit of hindsight and knowledge of factors that may have positively affected its performance, cannot account for all financial risk that may affect results and may be considered to reflect survivor/look ahead bias. Actual returns may differ significantly from, and be lower than, so-called back-tested returns. Past performance is not an indication or guarantee of future results. This so-called back-tested data may have been created using backward data assumptions. The returns are presented from both the launch date and the so-called back-tested start date.

Annualized Total Returns

(for the periods ended February 28, 2025)

Index	Ytd.	One Year	Three Years	Five Years	Since Inception 11-8-2017
EntrepreneurShares 30 Total Return Index	-2.15%	24.35%	21.61%	18.20%	16.34%

Annualized Total Returns

(for the periods ended February 28, 2025)

Index	Ytd.	One Year	Three Years	Five Years	Ten Years	Since Inception 6-30-2005
EntrepreneurShares 30 Total Return Index	-2.15%	24.35%	21.61%	18.20%	16.27%	16.46%

Past performance does not guarantee future results. The returns of the Index do not represent the performance of the Fund. The Index does not charge any fees, including management fees or brokerage expenses, and no such fees or expenses were deducted from the performance shown. Investors cannot invest directly in the Index. In addition, the result actual investors in the Fund might have achieved would have differed from these shown because of, among other things, differences in the timing, amounts of their investments and fees and expenses associated with an investment in the Fund.

Any disclosures to the contrary in the Prospectus or Statement of Additional Information should be disregarded.

You should read this Supplement in conjunction with the Prospectus and the Statement of Additional Information for the Fund, each dated October 28, 2024, which provide information that you should know about the Fund. These documents are available upon request and without charge by calling the Fund toll-free at 877-271-8811 or by writing to, ERShares Private-Public Crossover ETF c/o Ultimus Fund Solutions, LLC P.O. Box 46707, Cincinnati, OH 45246-0707.

Please retain this Supplement for future reference.